Document and Entity Information	May 09, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Eve Holding, Inc. (the “Company”) is filing this Amendment No. 2 on Form 8-K/A (this “Amendment No. 2”) to include the conformed signature block of PricewaterhouseCoopers LLP on the “Report of Independent Registered Public Accounting Firm” set forth on page 1 of the Audited Combined Financial Statements of the Urban Air Mobility Business of Embraer S.A. as of and for the periods ended December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, as restated, which was filed as Exhibit 99.2 to Amendment No. 1 to the Current Report on Form 8-K/A filed with the Securities and Exchange Commission on December 8, 2022 (“Amendment No. 1”). The signed report, dated December 7, 2022, was obtained by the Company prior to its filing of Amendment No. 1. The sole reason the Company is filing this Amendment No. 2 is because Amendment No. 1 inadvertently omitted the name and conformed signature of PricewaterhouseCoopers LLP. Except as set forth in this Amendment No. 2, Amendment No. 1 is unchanged.
Document Period End Date	May 09, 2022
Entity Registrant Name	EVE HOLDING, INC.
Entity Central Index Key	0001823652
Entity File Number	001-39704
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2549808
Entity Address, Address Line One	1400 General Aviation Drive
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32935
City Area Code	(321)
Local Phone Number	751-5050
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EVEX
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock
Trading Symbol	EVEXW
Security Exchange Name	NYSE